Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.9%
Austria - 3.6%
216,318	Erste Group Bank AG	4,742,142
49,017	Porr AG	430,855
69,780	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,420,319
		6,593,316
Belgium - 3.3%
87,084	UCB S.A.	6,043,420
Czech Republic - 1.0%
73,233	Komercni banka, as	1,831,612
France - 13.6%
61,769	Amundi S.A.	2,571,488
118,018	Bureau Veritas S.A.	2,640,943
7,428	Dassault Aviation S.A.	845,087
372,172	Elis S.A.	3,752,307
12,195	Legrand S.A.	788,515
114,736	Publicis Groupe S.A.	5,436,480
43,413	Safran S.A.	3,950,123
5,158	Somfy S.A.	478,027
200,645	Technip Energies NV	2,273,853
21,434	Thales S.A.	2,361,889
		25,098,712
Germany - 13.9%
30,167	Bayer AG	1,389,925
20,239	Beiersdorf AG	1,988,725
77,620	Brenntag SE	4,692,266
65,770	Fresenius SE & Co KGaA	1,401,896
7,749	Hannover Rueck SE	1,161,612
133,681	Hensoldt AG	2,668,985
67,828	Jenoptik AG	1,335,235
35,800	Rheinmetall AG	5,512,014
23,682	Siemens Healthineers AG	1,015,847
209,262	United Internet AG	3,911,900
19,690	Washtec AG	622,054
		25,700,459
Ireland - 0.2%
124,683	AIB Group PLC	303,427
Italy - 0.1%
27,689	MARR SpA	260,416
Netherlands - 2.8%
14,325	Heineken NV	1,251,013
81,008	QIAGEN NV*	3,373,527
6,336	Wolters Kluwer NV	616,957
		5,241,497
Portugal - 1.3%
132,300	Jeronimo Martins SGPS S.A.	2,463,869
Spain - 4.3%
172,430	Almirall S.A.	1,662,512
504,135	Bankinter S.A.	2,830,647
85,068	Fluidra S.A.	1,275,594
254,054	Grifols S.A.*	2,194,852
		7,963,605
Sweden - 7.9%
139,025	Alfa Laval AB	3,447,405
75,287	Assa Abloy AB	1,410,581
123,650	Hexpol AB	1,014,162
65,636	Sandvik AB	894,721
493,115	Swedish Match AB	4,877,762
153,328	Trelleborg AB	2,876,559
		14,521,190
Switzerland - 6.7%
30,861	Julius Baer Group, Ltd.	1,346,745
64,026	Novartis AG	4,881,150
424,341	UBS Group AG	6,156,324
		12,384,219
United Kingdom - 35.2%
675,677	BAE Systems PLC	5,936,758
523,308	Beazley PLC	3,262,085
206,665	British American Tobacco PLC	7,410,464
125,104	Bunzl PLC	3,822,283
110,938	Compass Group PLC	2,209,034
1,290,744	ConvaTec Group PLC	2,933,296
143,098	CRH PLC	4,600,851
1,748,771	Haleon PLC*	5,452,584
101,395	Hikma Pharmaceuticals PLC	1,528,320
161,145	IMI PLC	1,992,725
40,956	Next PLC	2,173,765
428,425	Prudential PLC	4,193,248
549,139	Rotork PLC	1,425,132
358,778	RS Group PLC	3,829,897
135,424	Savills PLC	1,188,760
399,522	Smith & Nephew PLC	4,611,576
215,595	Smiths Group PLC	3,591,147
68,336	Spectris PLC	2,064,958
339,987	WPP PLC	2,806,646
		65,033,529
Total Common Stocks (Cost $181,939,451)		173,439,271

Preferred Stocks - 1.4%
Germany - 1.0%
74,253	Fuchs Petrolub SE	1,880,281
Spain - 0.4%
101,555	Grifols S.A.*	633,713
Total Preferred Stocks (Cost $3,787,268)		2,513,994

Short-Term Investments - 1.4%
Money Market Funds - 1.4%
2,502,465	First American Government Obligations Fund - Class Z, 2.74%#	2,502,465
Total Short-Term Investments (Cost $2,502,465)		2,502,465
Total Investments - 96.7% (Cost $188,229,184)		178,455,730
Other Assets in Excess of Liabilities - 3.3%		6,141,999
NET ASSETS - 100.0%		$184,597,729

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$5,452,584	$167,986,687	$-
Preferred Stocks	-	2,513,994	-
Short-Term Investments	2,502,465	-	-
Total Investments	$7,955,049	$170,500,681	$-